3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

December 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”)

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), that the Prospectus and the Statement of Additional Information for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, does not differ from that contained in Post-Effective Amendment No. 26 to the Fund’s Registration Statement on Form N-1A. Post-Effective Amendment No. 26 was filed electronically with the Securities and Exchange Commission on November 21, 2018 (accession number 0001193125-18-331570).

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel
Senior Counsel

800 983 0903     invesco.com/ETFs     @Invesco

SCHEDULE A

This filing relates solely to the following series of the Registrant:

Invesco Multi-Factor Defensive Core Fixed Income ETF

Invesco Multi-Factor Income ETF